Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2019 USD ($) shares
Summary of Significant Accounting Policies (Additional Information)
Uncollectible receivables | $	$ 690,830
Description of income taxes	The amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. No liability for unrecognized tax benefits was recorded as of December 31, 2019.
FDIC limit of depositor | $	$ 250,000
Warrant [Member]
Summary of Significant Accounting Policies (Additional Information)
Anti-dilutive shares	48,498
Share-based Payment Arrangement [Member]
Summary of Significant Accounting Policies (Additional Information)
Anti-dilutive shares	837,479
Restricted Stock [Member]
Summary of Significant Accounting Policies (Additional Information)
Anti-dilutive shares	156,091